Schedule of Company’s Net Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 2,511	$ 1,145	$ 5,680	$ 1,430	$ 6,442	$ 1,224
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	2,265	980	5,313	1,248	5,699	674
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 246	$ 165	$ 367	$ 182	438	27
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue					288
Czech Republic, Koruny
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue					17	223
THAILAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue						$ 300